INTANGIBLE ASSETS AND GOODWILL (Details Narrative)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets And Goodwill Details Narrative Abstract
5 year average of prime 10-year USD bonds rates	2.18%	2.23%
Growth rate to extrapolate the cash flow projections	1.00%	2.00%